Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenues	$ 144,259,312	$ 164,330,202	$ 152,338,278
Revenues – related party			1,973,643
Total revenues	144,259,312	164,330,202	154,311,921
Expenses
Voyage expenses	15,201,978	18,649,258	13,804,032
Voyage expenses – related party	1,788,543	2,037,917	1,912,505
Charter hire expenses	6,268,988	6,150,780	3,524,770
Vessels' operating expenses	48,619,594	59,920,278	58,618,526
Vessels' operating expenses – related party	966,500	514,500	800,908
Dry-docking costs	1,094,306	3,617,577	3,529,047
Management fees – related party	5,730,910	7,027,195	7,205,490
General and administrative expenses (including $1,209,499, $1,294,722, and $1,205,683 to related party)	3,706,320	3,046,962	2,898,958
Depreciation	37,693,733	41,258,142	38,921,672
Impairment loss	993,916	11,351,821	6,461,273
Net loss on sale of vessels	485,516	763,925	77,314
Other operating costs/(income)		(549,804)	1,058,863
Total expenses	122,550,304	153,788,551	138,813,358
Income from operations	21,709,008	10,541,651	15,498,563
Other (expenses)/income
Interest and finance costs	(20,978,065)	(23,286,547)	(16,661,464)
Gain on deconsolidation of subsidiaries	145,000
Loss on derivatives	(107,550)	(11,982)	(403,943)
Interest income and other income	846,271	587,477	322,868
Foreign exchange gain/(loss)	(8,235)	(107,119)	25,739
Other expenses, net	(20,102,579)	(22,818,171)	(16,716,800)
(Loss)/Income before equity in income of investees	1,606,429	(12,276,520)	(1,218,237)
Equity gain in joint ventures	486,695
Net (Loss)/Income	$ 2,093,124	$ (12,276,520)	$ (1,218,237)
(Loss)/earnings per share
– Basic and diluted	$ 0.05	$ (0.31)	$ (0.03)
Weighted average number of shares
– Basic and diluted	39,800,434	39,860,563	39,809,364